Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (7,236)	$ (14,010)
Income and expenses not involving cash flows:
Depreciation	348	421
Capital gain on sale of property and equipment	(79)
Loss on short-term bank deposits	166	1,626
Gain on assets and liabilities classified as held for sale	(66)
Non-cash operating lease expenses	181	434
Share-based compensation	771	1,144
Changes in operating asset and liability items:
Decrease in prepaid expenses and other receivables	1,792	(169)
Decrease in accounts payable	(524)	(240)
Decrease in accrued expenses and other liabilities	(1,453)	(1,389)
Operating lease liabilities	(207)	(624)
Net cash used in operating activities	(6,307)	(12,807)
Cash flows from investing activities
Purchase of property and equipment	(59)	(200)
Proceeds from sale of property and equipment	171	82
Proceeds from sale of assets held for sale	54
Investment in short-term interest-bearing bank deposits	(18,774)	(34,218)
Release of short-term interest-bearing bank deposits	22,912	288
Net cash provided by (used in) investing activities	4,304	(34,048)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	4,943	360
Proceeds from exercise of options
Net cash provided by financing activities	4,943	360
Increase (decrease) in cash and cash equivalents	2,940	(46,495)
Cash and cash equivalents - beginning of period	1,226	50,357
Cash and cash equivalents - end of period	4,166	3,862
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 906	$ 233